ACCOUNTS RECEIVABLE NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE NET
Schedule of Accounts receivable
	December 31	December 31
	2021	2020
Account receivables - Sino-foreign Jointly Managed Academic Programs	$2,398,821	$890,807
Account receivables – tailored job readiness training services	1,363	13,820
Account receivables- Overseas Study Consulting Services	62,366	10,991
Account receivables	$2,462,550	$915,618